Cover Page	6 Months Ended
Jun. 30, 2021
Document Information [Line Items]
Document Type	S-4/A
Amendment Flag	true
Amendment Description	Amendment No. 2
Entity Registrant Name	Power & Digital Infrastructure Acquisition Corp.
Entity Central Index Key	0001839341
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false